Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Designated financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2021 and 2022 are as follows:

	2021		2022	Reason for designation
Equity-linked securities sold	~~W~~	5,795,071	5,437,434	Compound financial instrument
Securities sold with embedded derivatives		2,228,799	2,882,607
Debt securities issued		—	47,327	Fair value measurement and management

	~~W~~	8,023,870	8,367,368

(*)	The Group designated the financial liabilities at the initial recognition(or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Summary of contractual maturity
(b)
The difference between the carrying value of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2021 and 2022 are as follows:

	2021		2022
Expiration payment	~~W~~	7,325,678	7,733,506
Carrying value		8,023,870	8,367,368

Difference from carrying value	~~W~~	(698,192)	(633,862)